Lease Arrangements - Other lease information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Expenses relating to short-term leases	$ 181.2	$ 1,215.1	$ 4,731.1
Total cash outflow for leases	$ 3,415.5	$ 4,916.9	$ 7,618.3